SHEPHERD
                                     STREET
                                     EQUITY
                                      FUND




February 1, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  The Shepherd Street Funds, Inc.
          File No. 333-59149


Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Shepherd Street Funds, Inc.'s registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary










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P.O. Box 46707     Cincinnati, Ohio 45246-0707     Phone: 1-888-575-4800     Fax: 513-587-3450     www.shepherdstreetfund.com
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